Principal subsidiaries - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of subsidiaries [line items]
Change in investment in subsidiaries	£ 130
Total assets	1,203,537		£ 1,061,778	£ 1,059,700
Total liabilities	1,144,584		1,005,461
Balances with banks and other regulatory authorities	3,038		4,260
Subsidiaries
Disclosure of subsidiaries [line items]
Total assets	491,000		439,000
Total liabilities	466,000		414,000
Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Recoverable amount of asset or cash-generating unit	2,548
Cost
Disclosure of subsidiaries [line items]
Investment in subsidiaries	22,180		19,517
Change in investment in subsidiaries	2,663
ECL
Disclosure of subsidiaries [line items]
Investment in subsidiaries	2,916		£ 383
Change in investment in subsidiaries	2,533
ECL | Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Investment in subsidiaries	£ 2,489
Pot-tax discount rate	12.80%	12.80%
Pre-tax discount rate	16.60%	16.60%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Change to impairment based on 1% Increase in the discount rate | $		$ 266
Change to impairment based on 1% reduction in the terminal growth rate | $		194
Change to impairment based on 10% reduction in the forecasted cash flows | $		$ 311